Supplementary cash flow information - Interest and Income Taxes Paid and Received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash Flow Statement [Abstract]
Interest paid	$ 81,998	$ 78,227
Interest received	1,536	3,680
Income taxes paid	$ 261,952	$ 244,227